Financial Assets and Financial Liabilities_Fair Value Hierarchy Group Classifies And Discloses FairValue Of Financial Instruments(Details)	12 Months Ended
Dec. 31, 2019
Level 1
Disclosure Of Fair Value Hierarchy Group Classifies And Discloses Fair Value Of Financial Instruments Line Items [Line Items]
Description Of Fair Value Hierarchy Classified And Disclosed By Group	Level 1: The fair values are based on quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.
Level 2
Disclosure Of Fair Value Hierarchy Group Classifies And Discloses Fair Value Of Financial Instruments Line Items [Line Items]
Description Of Fair Value Hierarchy Classified And Disclosed By Group	Level 2: The fair values are based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3
Disclosure Of Fair Value Hierarchy Group Classifies And Discloses Fair Value Of Financial Instruments Line Items [Line Items]
Description Of Fair Value Hierarchy Classified And Disclosed By Group	Level 3: The fair values are based on unobservable inputs for the asset or liability